Operating Lease (Details) - Schedule of recognized operating lease liabilities - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of recognized operating lease liabilities [Abstract]
Right-of-use assets	$ 241,554
Operating lease liabilities - current	51,239
Operating lease liabilities - non-current
Total operating lease liabilities	$ 51,239